NIKE SECURITIES
                      L.P. 1001
                      WARRENVILLE ROAD
                     LISLE, ILLINOIS 60532


                         December 1, 1997


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington D.C. 20549-1004

Attn:     Filing Desk, Stop 1-4


     Re:      The First Trust Combined Series 271
             (File No. 333-22611) (CIK No. 1022004)

Gentlemen:

     In   accordance  with  the  provisions  of  Rule  497(j)

of Regulation  C  under the Securities Act of 1933 (the

"Securities Act")  this  letter  serves  to  certify  that  the most  recent amendment to the registration statement of Form S-

6 for the above captioned  Trust does not differ from that

which would have  been filed  pursuant to Rule 497(b) of the

Securities Act.   Amendment No.  1, which was the most  recent

amendment to the registration statement, was filed

electronically with the Commission on November 25, 1997.

                                    Very truly yours,

                                    NIKE SECURITIES L.P.